Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amended Exp Hypo Table
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000218707
Shareholder Report [Line Items]
Fund Name	PFG American Funds<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Income Strategy Fund
Class Name	Class I
Trading Symbol	PFCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Conservative Income Strategy Fund	7.55%	1.44%	1.44%
Morningstar Conservative Target Risk Index	9.10%	2.47%	2.47%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 221,373,013
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 2,596,402
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$221,373,013
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$2,596,402
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.5%
Equity	10.1%
Mixed Allocation	15.1%
Fixed Income	74.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.9%
Short Term Bond Fund of America, Class R-6	15.0%
American Mutual Fund, Class R-6	10.1%
American Funds Strategic Bond Fund, Class R-6	10.0%
Income Fund of America (The), Class R-6	10.0%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

C000218708
Shareholder Report [Line Items]
Fund Name	PFG American Funds<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Strategy Fund
Class Name	Class I
Trading Symbol	PFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Growth Strategy Fund	8.38%	10.05%	10.05%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 922,594,419
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 11,050,998
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$922,594,419
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$11,050,998
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.4%
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.9%
New Perspective Fund, Class R-6	15.1%
Smallcap World Fund, Inc., Class R-6	14.9%
AMCAP Fund, Class R-6	14.9%
New Economy Fund (The), Class R-6	10.1%
American Funds Fundamental Investors, Class R-6	10.0%
American Funds - Investment Company of America (The), Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

C000192501
Shareholder Report [Line Items]
Fund Name	PFG BNY Mellon Diversifier Strategy Fund
Class Name	Class I
Trading Symbol	PFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$204	1.99%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PFG BNY Mellon Diversifier Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,720	$9,801
Apr-2019	$9,778	$10,320
Apr-2020	$9,915	$11,438
Apr-2021	$11,118	$11,408
Apr-2022	$10,714	$10,437
Apr-2023	$10,486	$10,392
Apr-2024	$10,493	$10,240
Apr-2025	$10,983	$11,061

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG BNY Mellon Diversifier Strategy Fund	4.67%	2.07%	1.28%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,879,528
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,368,659
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$108,879,528
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$1,368,659
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.0%
Money Market Funds	0.3%
Open End Funds	97.7%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Equity	9.0%
Alternative	25.1%
Fixed Income	65.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	65.7%
BNY Mellon Global Real Return Fund, Class I	25.1%
BNY Mellon Global Real Estate Securities Fund, Class I	5.0%
iShares Global Infrastructure ETF	2.0%
BNY Mellon Natural Resources Fund, Class I	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

C000218709
Shareholder Report [Line Items]
Fund Name	PFG BR Target Allocation Equity Strategy Fund
Class Name	Class I
Trading Symbol	PFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	1.99%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG BR Target Allocation Equity Strategy Fund	8.99%	10.54%	10.54%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 311,182,878
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 3,457,118
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$311,182,878
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$3,457,118
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF, USD Class	25.7%
iShares MSCI USA Quality Factor ETF	13.0%
iShares S&P 500 Growth ETF	12.0%
iShares U.S. Equity Factor Rotation Active ETF	10.0%
iShares S&P 500 Value ETF	8.4%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.1%
iShares MSCI Emerging Markets ex China ETF	3.5%
iShares Core MSCI Emerging Markets ETF	3.5%

C000230899
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Core Plus Bond Strategy Fund
Class Name	Class I
Trading Symbol	PFFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	5.94%	-2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-1.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,072,759
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 714,439
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$66,072,759
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$714,439
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	40.8%
Money Market Funds	0.7%
Open End Funds	58.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.7%
Fixed Income	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	40.7%
Fidelity Corporate Bond ETF	22.0%
Fidelity Advisor Strategic Income Fund, Class Z	18.0%
iShares MBS ETF	10.0%
Invesco Taxable Municipal Bond ETF	8.9%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.2%

C000218710
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	1.99%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Index Strategy Fund	9.32%	11.40%	11.40%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,780,602
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,260,101
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$397,780,602
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$4,260,101
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Open End Funds	99.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	60.7%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
Fidelity Small Cap Index Fund, Institutional Premium Class	4.9%
Fidelity Mid Cap Index Fund, Institutional Premium Class	4.0%
BlackRock Liquidity FedFund, Institutional Class	0.6%

C000218711
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Sector Strategy Fund
Class Name	Class I
Trading Symbol	PFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Sector Strategy Fund	5.66%	12.49%	12.49%
Morningstar Aggressive Target Risk Index	11.61%	12.71%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 415,673,332
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 5,005,716
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$415,673,332
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$5,005,716
Portfolio Turnover	114%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.1%
Money Market Funds	0.4%
Open End Funds	29.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.4%
Equity	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	22.8%
Fidelity MSCI Financials Index ETF	22.4%
Fidelity MSCI Consumer Discretionary Index ETF	19.0%
Fidelity MSCI Industrials Index ETF	14.3%
Fidelity MSCI Real Estate Index ETF	8.2%
Fidelity Advisor Communication Services Fund, Class Z	6.7%
Fidelity MSCI Materials Index ETF	3.0%
Fidelity MSCI Consumer Staples Index ETF	2.4%
Fidelity MSCI Energy Index ETF	1.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000248139
Shareholder Report [Line Items]
Fund Name	PFG Global Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2024)
PFG Global Equity Index Strategy Fund	7.36%	7.36%
Morningstar Aggressive Target Risk Index	11.87%	11.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,808,727
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 637,804
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,808,727
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$637,804
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.1%
Vanguard Total International Stock ETF	19.7%
Vanguard Growth ETF	14.4%
Vanguard FTSE Developed Markets ETF	14.0%
Vanguard Value ETF	12.0%
Vanguard FTSE Emerging Markets ETF	5.9%
Vanguard Small-Cap ETF	3.6%
BlackRock Liquidity FedFund, Institutional Class	0.3%

C000230900
Shareholder Report [Line Items]
Fund Name	PFG Invesco<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Factor Rotation Strategy Fund
Class Name	Class I
Trading Symbol	PFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Invesco Equity Factor Rotation Strategy Fund	7.22%	-2.18%
Morningstar Aggressive Target Risk Index	11.61%	4.23%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,100,694
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 716,286
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,100,694
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$716,286
Portfolio Turnover	57%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	21.0%
Invesco S&P 500 Low Volatility ETF	14.5%
Invesco S&P 500 Momentum ETF	12.7%
Invesco S&P 500 Quality ETF	12.4%
Invesco S&P Emerging Markets Low Volatility ETF	9.8%
Invesco S&P International Developed Low Volatility ETF	9.8%
Invesco Russell 2000 Dynamic Multifactor ETF	5.3%
Invesco International Developed Dynamic Multifactor ETF	5.0%
Invesco S&P 500 Enhanced Value ETF	4.7%
Invesco S&P MidCap 400 GARP ETF	4.7%

C000230901
Shareholder Report [Line Items]
Fund Name	PFG Janus Henderson<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Strategy Fund
Class Name	Class I
Trading Symbol	PFJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 29, 2021)
PFG Janus Henderson Balanced Strategy Fund	7.47%	0.70%
Morningstar Moderate Target Risk Index	10.47%	2.30%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 268,100,731
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 3,420,138
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$268,100,731
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$3,420,138
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.4%
Money Market Funds	0.4%
Open End Funds	89.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.4%
Fixed Income	7.5%
Equity	12.5%
Mixed Allocation	79.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.9%
Janus Henderson Contrarian Fund, Class N	7.5%
Janus Henderson Mortgage-Backed Securities ETF	7.4%
Janus Henderson Small/Mid Cap Growth Alpha ETF	3.0%
Janus Henderson Research Fund, Class N	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

C000192505
Shareholder Report [Line Items]
Fund Name	PFG JP Morgan<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	PFSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG JP Morgan Tactical Aggressive Strategy Fund	7.87%	11.63%	6.60%
Morningstar Aggressive Target Risk Index	11.61%	12.20%	8.11%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 273,482,982
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 3,414,472
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$273,482,982
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$3,414,472
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.1%
Money Market Funds	0.4%
Open End Funds	50.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Alternative	4.4%
Equity	95.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	28.9%
JPMorgan US Equity Fund, Class R6	21.4%
JPMorgan Large Cap Value Fund, Class R6	10.5%
JPMorgan International Research Enhanced Equity ETF	10.3%
JPMorgan Large Cap Growth Fund, Class R6	9.6%
JPMorgan BetaBuilders International Equity ETF	8.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.4%
JPMorgan Emerging Markets Equity Fund, Class R6	3.0%
JPMorgan Diversified Return International Equity ETF	2.0%
JPMorgan Equity Index Fund, Class R6	1.6%

C000192506
Shareholder Report [Line Items]
Fund Name	PFG JP Morgan<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Moderate Strategy Fund
Class Name	Class I
Trading Symbol	PFJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2018)
PFG JP Morgan Tactical Moderate Strategy Fund	7.81%	7.02%	3.92%
Morningstar Moderate Target Risk Index	10.47%	7.53%	5.87%
Morningstar Moderately Aggressive Target Risk Index	11.05%	10.12%	7.04%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 130,227,316
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,703,126
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,227,316
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,703,126
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.2%
Money Market Funds	0.4%
Open End Funds	52.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Alternative	3.3%
Fixed Income	37.7%
Equity	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	16.2%
JPMorgan BetaBuilders US Equity ETF	13.9%
JPMorgan US Equity Fund, Class R6	13.3%
JPMorgan Core Plus Bond Fund, Class R6	12.2%
JPMorgan Large Cap Value Fund, Class R6	8.0%
JPMorgan Large Cap Growth Fund, Class R6	7.7%
JPMorgan International Research Enhanced Equity ETF	5.9%
JPMorgan Income Fund, Class R6	4.3%
iShares 10-20 Year Treasury Bond ETF	4.1%
JPMorgan Diversified Return International Equity ETF	3.7%

C000192508
Shareholder Report [Line Items]
Fund Name	PFG Meeder Tactical Strategy Fund
Class Name	Class I
Trading Symbol	PFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$203	1.99%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG Meeder Tactical Strategy Fund	4.11%	6.54%	3.32%
Morningstar Moderate Target Risk Index	10.47%	7.53%	5.90%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 114,033,430
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,475,992
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,033,430
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$1,475,992
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.5%
Fixed Income	2.6%
Alternative	10.0%
Mixed Allocation	10.7%
Equity	76.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	56.0%
Meeder Dynamic Allocation Fund, Institutional Class	16.9%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.9%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

C000192513
Shareholder Report [Line Items]
Fund Name	PFG MFS<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Growth Strategy Fund
Class Name	Class I
Trading Symbol	PFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG MFS Aggressive Growth Strategy Fund	6.09%	9.52%	6.38%
Morningstar Aggressive Target Risk Index	11.61%	12.20%	8.11%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,267,543
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,204,323
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$89,267,543
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$1,204,323
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	14.3%
Money Market Funds	0.2%
Open End Funds	85.5%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Commodity	4.6%
Equity	95.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MFS Growth Fund, Class R6	12.2%
MFS Value Fund, Class R6	11.9%
MFS Research Fund, Class R6	11.3%
MFS Mid Cap Growth Fund, Class R6	10.1%
MFS Mid Cap Value Fund, Class R5	10.1%
MFS Research International Fund, Class R6	7.8%
MFS International Equity Fund, Class R6	5.1%
MFS International Growth Fund, Class R5	5.1%
MFS Global Real Estate Fund, Class R5	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%

C000192503
Shareholder Report [Line Items]
Fund Name	PFG PIMCO Active Core Bond Strategy Fund
Class Name	Class I
Trading Symbol	PFDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 11, 2017)
PFG PIMCO Active Core Bond Strategy Fund	6.74%	-0.04%	0.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 147,962,027
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,645,733
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,962,027
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$1,645,733
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.3%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	39.9%
PIMCO Income Fund, Institutional Class	26.8%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	14.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7.9%
PIMCO Emerging Markets Bond Fund, Institutional Class	5.0%
PIMCO Investment Grade Credit Bond Fund Institutional Class	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

C000218712
Shareholder Report [Line Items]
Fund Name	PFG Janus Henderson<sup style="box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Income Strategy Fund
Class Name	Class I
Trading Symbol	PFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Janus Henderson® Tactical Income Strategy Fund	6.99%	3.99%	3.99%
Morningstar Moderately Conservative Target Risk Index	9.82%	5.34%	5.34%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 101,230,725
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,233,813
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$101,230,725
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$1,233,813
Portfolio Turnover	101%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.2%
Money Market Funds	0.2%
Open End Funds	79.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.2%
Mixed Allocation	7.1%
Equity	33.8%
Fixed Income	59.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	26.2%
Janus Henderson Mortgage-Backed Securities ETF	18.1%
Janus Henderson High-Yield Fund, Class N	12.8%
Janus Henderson Growth and Income Fund, Class N	10.2%
Janus Henderson Research Fund, Class N	9.5%
Janus Henderson Responsible International Dividend Fund, Class N	7.1%
Janus Henderson Global Equity Income Fund, Class N	6.8%
Janus Henderson Contrarian Fund, Class N	3.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	2.1%
Janus Henderson Developed World Bond Fund, Class R6	2.1%

C000248140
Shareholder Report [Line Items]
Fund Name	PFG US Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2024)
PFG US Equity Index Strategy Fund	8.10%	8.10%
Morningstar Aggressive Target Risk Index	11.87%	11.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 96,402,360
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 854,082
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$96,402,360
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$854,082
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	44.8%
Vanguard Russell 1000 Growth ETF	24.7%
Vanguard Russell 1000 Value ETF	22.5%
Vanguard Extended Market ETF	6.1%
Vanguard Russell 2000 ETF	1.5%
BlackRock Liquidity FedFund, Institutional Class	0.4%